Income Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ (519)	$ (200)	$ (6)	$ (132)
Deferred tax expenses / (benefits)	730	374	(55)
Outside basis differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(4,099)	(3,829)
Deferred tax expenses / (benefits)	270	215	578
Revaluations of financial assets at fair value through other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(322)	(679)
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets		(181)
Deferred tax expenses / (benefits)	(172)	13	12
Unutilized building allowance (net) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(12)	(36)
Deferred tax expenses / (benefits)	(24)	(98)	(95)
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	54	546
Deferred tax expenses / (benefits)	481	119	(459)
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	281	245
Deferred tax expenses / (benefits)	(21)	47	(97)
Inventory impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	412	554
Deferred tax expenses / (benefits)	137	147	(236)
Rebates and other accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	533	472
Deferred tax expenses / (benefits)	(18)	(46)	(38)
Unpaid retirement benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,504	1,553
Deferred tax expenses / (benefits)	41	(81)	(54)
Deferred revenue and cost of sales [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	18	23
Deferred tax expenses / (benefits)	5	(6)	(14)
Actuarial loss [Member
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	756	796
Unabsorbed depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	680	637
Deferred tax expenses / (benefits)	9	57	(55)
Mark-to-Market value of forward contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax expenses / (benefits)		28	(28)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(324)	(301)
Deferred tax expenses / (benefits)	$ 22	$ (21)	$ 431